UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

Jackson Square All-Cap Growth Fund
IS Class Shares – JSSSX

Jackson Square Global Growth Fund
IS Class Shares – JSPUX
Institutional Class Shares – JSPTX

Jackson Square Large-Cap Growth Fund
IS Class Shares – DPLGX
Institutional Class Shares – JSPIX
Investor Class Shares – JSPJX

Jackson Square Select 20 Growth Fund
IS Class Shares – DPCEX

Jackson Square SMID-Cap Growth Fund
IS Class Shares – DCGTX
Institutional Class Shares – JSMTX
Investor Class Shares – JSMVX

Annual Report

www.jspfunds.com	October 31, 2016

Jackson Square Funds

December, 2016

Dear Shareholders:

Jackson Square Partners, LLC (“JSP”), a U.S. registered investment adviser, is the adviser to the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Select 20 Growth Fund, and Jackson Square SMID-Cap Growth Fund.

Geopolitical instability, slower global economic growth and uncertainty over Federal Reserve policy dominated the fiscal year ended October 31, 2016. The year began with a December interest rate hike in the U.S., yet concluded with no further changes in the federal funds rate. On June 23, to the surprise of many, Britain voted to leave the European Union, devaluing the currency and ushering in an era of uncertainty regarding the fate of the E.U. Oil prices dropped to $43 a barrel in the beginning of the year and have been oscillating in an upward trajectory since then. Efforts by Chinese authorities to restrain the country’s credit boom early in the year proved fruitful; the country’s economy rebounded in the latter half of the year benefiting from fiscal and monetary stimulus as well as currency devaluation.

Shortly after fiscal year-end, on November 8, Donald Trump was elected the next President of the U.S. Thus far, the market has responded favorably, as the S&P 500 Index rose 3.70% in November 2016. This movement has been accompanied by substantial sector rotation away from technology into industrial and financials.  France, Germany and the Netherlands will also hold elections in 2017; these elections could lead to stark changes that may threaten an already fragile European landscape.

Regardless of the shifting investor sentiments and various potential economic outcomes, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Jackson Square All-Cap Growth Fund (the “All-Cap Growth Fund”)

For the period September 19, 2016 (commencement of operations) through October 31, 2016 (the “Period”), the All-Cap Growth Fund IS Class shares returned -2.50%. These figures reflect all distributions reinvested. During the period, the Fund’s benchmark, the Russell 3000® Growth Index, returned -1.38%. Positive relative performance in the information technology and consumer discretionary sectors was unable to overcome weak relative performance in industrials and financials sectors.

JSP is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the All-Cap Growth Fund is primarily driven by stock selection.  Below highlights the two primary contributors and detractors to performance during the Period.

Shutterstock, Inc. (“Shutterstock”) contributed to performance during the Period.  The company beat revenue and reported an increase in paid downloads year over year. First time user growth and uploaded images growth were at record highs. The company also announced an image licensing deal with Google’s digital and mobile advertising products that, via API integration, allows for access to Shutterstock’s image library. We believe Shutterstock provides an attractive alternative to traditional licensed digital image and sound providers by providing a pure-pricing model and transparent terms at a significantly lower cost compared to existing companies. Image and sound licensing has historically been very expensive and often under excessively-complex terms; therefore, we feel Shutterstock should be able to gain considerable market share.

Abiomed, Inc. contributed to performance during the Period when it received U.S. Food and Drug Administration (FDA) pre-market approval for its Impella 2.5 product, which can be used during angioplasty procedures. The product was originally on the market in 2008, but reclassified in 2012 as a higher risk-device, requiring the company to

Jackson Square Funds

go through full premarket FDA approval. The FDA has determined that the device may permit longer and more thorough procedures while reducing risk to the patient. We believe that there is room for sales expansion in the U.S. and the company is seeking approval in Japan. The All-Cap Growth Fund continues to hold the position.

Valeant Pharmaceuticals International, Inc. was a detractor from performance during the Period. The stock was weak due to multiple factors but centered mainly on allegations of wrongdoing at its specialty pharmacy partner, Philidor, and questions over its ability to file its Form 10K on time to avoid a technical default on its debt obligations. While the company did avoid technical default, the All-Cap Growth Fund sold out of the position given the growing list of fundamental challenges facing the company.

LendingClub Corporation (“LendingClub”) detracted from performance during the Period.  In the spring, CEO Renaud Laplanche was asked to step down given his investments in a LendingClub customer prior to suggesting the investment for the company. The company was later served with a grand jury subpoena from the Justice Department due to “control deficiencies.” While an increasingly competitive environment has been making it more difficult for LendingClub over the last year as recent concerns have shaken investor confidence and threatened its lending base, over the long-term, we believe investments into the business should help position the company to benefit widely from the shift from local banks towards an online commoditized marketplace for lending needs. The All-Cap Growth Fund continues to maintain the position.

Jackson Square Global Growth Fund (the “Global Growth Fund”)

For the period September 19, 2016 (commencement of operations) through October 31, 2016 (the “Period”), the Global Growth Fund IS Class shares returned -1.89%. The Fund’s Institutional shares returned -1.89%. These figures reflect all distributions reinvested.  During the Period, the Fund’s benchmark, the MSCI All Country World Index, returned -0.37%. Positive relative performance in the information technology and consumer staples sectors were offset by weak relative performance in the financials and health care sectors.

JSP is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the Global Growth Fund is primarily driven by stock selection.  Below highlights the two primary contributors and detractors to performance during the Period.

NXP Semiconductors NV (“NXP”) was a contributor during the Period. NXP announced it has entered an agreement to be acquired by Qualcomm Incorporated which drove an increase in the stock price.  We believe the acquisition has benefits to each entity and will make a compelling combined company.

Qualcomm Incorporated was a contributor to performance during the Period. The company reported positive financial results, beating revenue guidance due to recovered royalties from China and improved smartphone demand. We believe that many of the headwinds that have been plaguing the company are beginning to transition into tailwinds. Over a year ago, the company began making substantial operating expense changes and now the company is beginning to see some of those benefits.  Additionally, it recently announced the acquisition of NXP which has been viewed positively by the market.  We are also positive on the announced acquisition.

Allergan plc (“Allergan”) detracted from performance during the Period.  The stock sold off along with most of the pharmaceutical industry. Additionally, and more specifically, the stock reacted negatively when the proposed merger between Pfizer and Allergan was called off in early April. We continue to believe that Allergan operates at a high level, driven by the core ophthalmology franchise as well as by the broader use of Botox in both cosmetic and in other medical indications.

Novo Nordisk was a detractor to performance during the Period. The company took down its annual sales and operating profit expectations which led to reduced full year earnings guidance. The company also stated that 2017 net prices for its products are expected to be moderately lower in the U.S. market as a result of its U.S. formulary

Jackson Square Funds

negotiations. The stock reacted negatively to this news. Given the competitive headwinds facing the company in its core diabetes drug franchise, we are currently reviewing this position.

Jackson Square Large-Cap Growth Fund (the “Large-Cap Growth Fund”)

For the fiscal year ended October 31, 2016 (“the Period”), the Large-Cap Growth Fund IS Class shares returned -3.20%. The Fund’s Institutional shares returned -3.29% at net asset value and Investor shares returned -3.50%. These figures reflect all distributions reinvested. During the same period, the Large-Cap Growth Fund’s benchmark, the Russell 1000® Growth Index, returned 2.28%. For complete, annualized performance of the Large-Cap Growth Fund, please see the table on page 11. Strong relative performance in the information technology and real estate sectors was unable to overcome weak relative performance in healthcare and consumer discretionary sectors.

JSP is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the Large-Cap Growth Fund is primarily driven by stock selection.  Below are short summaries for the two primary contributors and detractors to performance during the Period.

Qualcomm Incorporated was a contributor to performance during the Period. The company reported positive financial results, beating revenue guidance due to recovered royalties from China and improved smartphone demand. We believe that many of the headwinds that have been plaguing the company are beginning to transition into tailwinds. Over a year ago, the company began making substantial operating expense changes and now the company is beginning to see some of those benefits. Additionally, it recently announced the acquisition of NXP which has been viewed positively by the market.  We are also positive on the announced acquisition.

Equinix, Inc. was a contributor to performance during the Period. The company announced further expansion plans which include additional data centers, the divestiture of certain data centers to Digital Realty and a strategic partnership with Datang Telecom Group in China. Increased globalization, combined with the need for a secure and accessible network to meet the needs of clients’ geographically dispersed workforce, continue to create significant demand for Equinix’s products. We believe its innovative product offerings allow the company to be well positioned in a technology spending environment that is focused on addressing the needs of enterprises that are struggling to maintain the highest level of network performance and quality of service for global users.  The Large-Cap Growth Fund continues to hold the position.

Valeant Pharmaceuticals International was a detractor from performance during the Period. The stock was weak due to multiple factors but centered mainly on allegations of wrongdoing at its specialty pharmacy partner, Philidor, and questions over its ability to file its Form 10K on time to avoid a technical default on its debt obligations. While the company did avoid technical default, The Large-Cap Growth Fund sold out of the position given the growing list of fundamental challenges facing the company.

Allergan detracted from performance during the Period.  The stock sold off along with most of the pharmaceutical industry.  Additionally, and more specifically, the stock reacted negatively when the proposed merger between Pfizer and Allergan was called off in early April. We continue to believe that Allergan operates at a high level driven by the core ophthalmology franchise as well as by the broader use of Botox in both cosmetic and in other medical indications. The Large-Cap Growth Fund continues to hold the position.

Jackson Square Select 20 Fund (the “Select 20 Fund”)

For the fiscal year ended October 31, 2016 (the “Period”), the Select 20 Fund IS Class shares returned -6.54%. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 3000® Growth Index, returned 2.08%. For complete, annualized performance of the Select 20 Fund, please see the table on page 13. Positive relative performance in the financials and real estate sectors was unable to overcome weak relative performance in information technology and consumer discretionary sectors.

Jackson Square Funds

JSP is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the Fund is primarily driven by stock selection.  Below highlights the two primary contributors and detractors to performance during the Period.

Qualcomm Incorporated was a contributor to performance during the Period. The company reported positive financial results, beating revenue guidance due to recovered royalties from China and improved smartphone demand. We believe that many of the headwinds that have been plaguing the company are beginning to transition into tailwinds. Over a year ago, the company began making substantial operating expense changes and now the company is beginning to see some of those benefits. Additionally, it recently announced the acquisition of NXP which has been viewed positively by the market.  We are also positive on the announced acquisition.

PayPal Holdings, Inc. (“PayPal”) was also a contributor to performance during the Period.  The company reported strong financial results and an increase in market share in its core product which helped alleviate, in part, investors’ concerns regarding the company’s ability to maintain its competitive position and growth trajectory amidst increased competition. Furthermore, despite formidable competition from other companies, such as Apple and Facebook, PayPal’s digital peer-to-peer payment app, Venmo, continues to see strong growth, especially amongst millennials. Finally, the company extended agreements with both Visa and MasterCard to allow PayPal customers to link these accounts to PayPal. We consider this a good outcome for each of the companies (Visa and MasterCard are also held in this portfolio).

VeriFone Systems, Inc. (“VeriFone”) was a detractor from performance during the Period. The company remains under pressure due to the slower conversion rate of customers to adopt new technology for fraud prevention. Despite the product cycle conversion taking longer than expected, we continue to believe VeriFone is well positioned as a key beneficiary of the secular trend towards electronic forms of payments.  The Select 20 Fund continues to hold the position.

Valeant Pharmaceuticals International was a detractor during the performance Period. The stock was weak due to multiple factors but centered mainly on allegations of wrongdoing at its specialty pharmacy partner, Philidor, and questions over its ability to file its Form 10K on time to avoid a technical default on its debt obligations.  While the company did avoid technical default, the Select 20 Fund sold out of the position given the growing list of fundamental challenges facing the company.

Jackson Square SMID-Cap Growth Fund (the “SMID-Cap Growth Fund”)

For the fiscal year ended October 31, 2016 (the “Period”), the SMID-Cap Growth Fund IS Class shares returned 5.27% (the “Period”). The Fund’s Institutional shares returned 5.18% at net asset value and Investor shares returned 4.89% during the same Period. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 2500® Growth Index, returned 0.00%. For complete, annualized performance of the SMID-Cap Growth Fund, please see the table on page 15. Positive relative performance in the financials and health care sectors were offset by weak relative performance in the financial sector.

JSP is a bottom-up, fundamental concentrated growth manager therefore, the performance of the Fund is primarily driven by stock selection.  Below highlights the two primary contributors and detractors to performance during the Period.

Logitech Inc. was a contributor to performance during the Period. The company has been beating earnings expectations and raising guidance for future growth. Additionally, the company’s ongoing restructuring to divest less profitable business segments, reduce costs and focus on more profitable product-lines continued to drive benefits. As the PC market is in secular decline, the company is increasing its focus on tablets and smartphone accessories. We believe this focus towards a higher growth area should help the company create additional shareholder value. In addition, management at the company is energized and incentivized to push this positive transformation.

Jackson Square Funds

Shutterstock contributed to performance during the Period.  The company beat revenue guidance and reported an increase in paid downloads year over year. First time user growth and uploaded images growth were at record highs. The company also announced an image licensing deal with Google’s digital and mobile advertising products that, via API integration, allows for access to Shutterstock’s image library. We believe Shutterstock provides an attractive alternative to traditional licensed digital image and sound providers by providing a pure-pricing model and transparent terms at a significantly lower cost compared to existing companies. Image and sound licensing has historically been very expensive and often under excessively-complex terms; therefore we feel Shutterstock should be able to gain considerable market share.

VeriFone Systems, Inc. (“VeriFone”) was a detractor from performance during the Period. The company remains under pressure due to the slower conversion rate of customers to adopt new technology for fraud prevention. Despite the product cycle conversion taking longer than expected, we continue to believe VeriFone is well positioned as a key beneficiary of the secular trend towards electronic forms of payments. The SMID-Cap Growth  Fund continues to hold the position.

LendingClub Corporation (“LendingClub”) detracted from performance during the Period. In the spring, CEO Renaud Laplanche was asked to step down given his investments in a LendingClub customer prior to suggesting the investment for the company. The company was later served with a grand jury subpoena from the Justice Department due to “control deficiencies.” While an increasingly competitive environment has been making it more difficult for LendingClub over the last year as recent concerns have shaken investor confidence and threatened its lending base, over the long-term, we believe investments into the business should help position the company to benefit widely from the shift from local banks towards an online commoditized marketplace for lending needs. The SMID-Cap Growth Fund continues to maintain the position.

Jackson Square Funds

Past performance is not a guarantee of future results.

Opinions expressed are those of Jackson Square Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible.

With the exception of the All-Cap Growth Fund, the Funds are non-diversified meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore each Fund is more exposed to individual stock volatility than a diversified fund. Small- and Mid-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in foreign securities involve greater volatility and political economic and currency risks and differences in accounting methods. These risks are greater in emerging and frontier markets. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies. From time to time, the trading market for a particular security or type of security in which the Funds invest may become less liquid or even illiquid.

The returns shown for Share Classes for the periods prior to their inception are derived from the historical performance of IS Shares of those Funds during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific Share class.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  One cannot invest directly in an index.

The MSCI All Country World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell’s leading style methodology. The Russell 2500® Growth Index measures the performance of the SMID-Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Growth companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

The report must be preceded or accompanied by a prospectus.

Jackson Square Partners, LLC is the adviser to the Jackson Square Partner Funds, which are distributed by Quasar Distributors, LLC.

Jackson Square All-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) as of October 31, 2016

Since Inception(1)
IS Class	-2.50%
Russell 3000® Growth Index(2)	-1.38%

(1)	September 19, 2016.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Jackson Square All-Cap Growth Fund

Sector Allocation (Unaudited)
As of October 31, 2016(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of October 31, 2016(1)
(% of net assets)

PayPal Holdings	4.9%
Microsoft	4.7%
Celgene	4.6%
Biogen	4.1%
Allergan	3.7%
QUALCOMM	3.6%
Symantec	3.3%
Alphabet – Class A	2.8%
eBay	2.6%
Alphabet – Class C	2.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Global Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) as of October 31, 2016

Since Inception(1)
IS Class	-1.89%
Institutional Class	-1.89%
MSCI AC World Index(2)	-0.37%

(1)	Inception date of each class was September 19, 2016.
(2)	The MSCI AC World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Jackson Square Global Growth Fund

Country Allocation (Unaudited)
As of October 31, 2016(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of October 31, 2016(1)
(% of net assets)

PayPal Holdings	4.3%
NXP Semiconductors	3.8%
QUALCOMM	3.7%
Visa – Class A	3.6%
Celgene	3.5%
Mastercard – Class A	3.4%
Baidu	3.3%
Microsoft	3.2%
Experian	3.1%
eBay	3.0%

(1)	Fund holdings and country allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Large-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) as of October 31, 2016

	1 year	5 years	10 years	Since Inception(1)
IS Class	-3.20%	12.76%	7.67%	7.28%
Institutional Class	-3.29%	12.65%	7.57%	7.17%
Investor Class	-3.50%	12.38%	7.30%	6.91%
Russell 1000® Growth Index(2)	2.28%	13.65%	8.22%	8.50%

(1)
Period from Fund inception through October 31, 2016. The IS class commenced operations on November 1, 2005, and Institutional Class and Investor Class shares commenced operations on September 19, 2016. Performances for the Institutional Class and Investor Class prior to the inception of each class is based on the performance of the IS Class shares, adjusted for the higher expenses applicable to each class’ shares.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher growth earning potential as defined by Russell’s leading style methodology.

Jackson Square Large-Cap Growth Fund

Sector Allocation (Unaudited)
As of October 31, 2016(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of October 31, 2016(1)
(% of net assets)

Visa – Class A	6.0%
PayPal Holdings	5.7%
QUALCOMM	5.4%
Microsoft	5.1%
Celgene	5.0%
Mastercard – Class A	4.8%
Crown Castle International – REIT	4.7%
Facebook – Class A	4.4%
Allergan	4.1%
eBay	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Select 20 Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) as of October 31, 2016

	1 year	5 years	10 years	Since Inception(1)
IS Class	-6.54%	11.14%	7.44%	2.01%
Russell 3000® Growth Index(2)	2.08%	13.47%	8.11%	2.21%

(1)	March 31, 2000.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Jackson Square Select 20 Growth Fund

Sector Allocation (Unaudited)
As of October 31, 2016(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of October 31, 2016(1)
(% of net assets)

QUALCOMM	8.0%
Microsoft	8.0%
Visa – Class A	6.4%
Electronic Arts	6.3%
Intercontinental Exchange	5.7%
PayPal Holdings	5.5%
Crown Castle International – REIT	5.3%
Celgene	5.2%
Equity Commonwealth – REIT	5.1%
eBay	4.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Returns (%) as of October 31, 2016

	1 year	5 years	10 years	Since Inception(1)
IS Class	5.27%	11.30%	10.97%	10.01%
Institutional Class	5.18%	11.19%	10.86%	9.90%
Investor Class	4.89%	10.91%	10.59%	9.63%
Russell 2500® Growth Index(2)	0.00%	11.71%	7.72%	8.30%

(1)
Period from Fund inception through October 31, 2016. The IS class commenced operations on December 1, 2003, the Institutional Class shares commenced operations on September 16, 2016, and the Investor Class shares commenced operations on September 19, 2016. Performances for the Institutional Class and Investor Class prior to the inception of each class is based on the performance of the IS Class shares, adjusted for the higher expenses applicable to each class’ shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Jackson Square SMID-Cap Growth Fund

Sector Allocation (Unaudited)
As of October 31, 2016(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of October 31, 2016(1)
(% of net assets)

Equity Commonwealth – REIT	6.0%
Sally Beauty Holdings	5.5%
Bio-Techne	5.0%
Dunkin’ Brands Group	4.9%
Logitech International	4.8%
Blackbaud	4.8%
j2 Global	4.8%
Graco	4.8%
Zebra Technologies – Class A	4.5%
DineEquity	4.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
October 31, 2016

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 – October 31, 2016).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Jackson Square All-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(9/19/2016)	(10/31/2016)	(9/19/2016 to 10/31/2016)
IS Class Actual(2)	$1,000.00	$ 975.00	$1.02
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,004.70	$1.04

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 0.90% for the IS Class, multiplied by the average account value over the period, multiplied by 42/366 to reflect the since inception period.

(2)	Based on the actual returns for the period from inception through October 31, 2016 of -2.50% for the IS Class.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
October 31, 2016

Jackson Square Global Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(9/19/2016)	(10/31/2016)	(9/19/2016 to 10/31/2016)
IS Class Actual(2)	$1,000.00	$ 981.10	$1.19
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,004.53	$1.21
Institutional Class Actual(2)	$1,000.00	$ 981.10	$1.31
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,004.42	$1.32

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.05% and 1.15% for the IS Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 42/366 to reflect the since inception period.

(2)	Based on the actual returns for the period from inception October 31, 2016 of -1.89% and -1.89% for the IS Class and Institutional Class, respectively.

Jackson Square Large-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(5/1/2016)	(10/31/2016)	(5/1/2016 to 10/31/2016)
IS Class Actual(4)	$1,000.00	$1,048.30	$3.30
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.92	$3.25
Institutional Class Actual(5)(6)	$1,000.00	$ 983.70	$0.84
Institutional Class Hypothetical(6)
(5% return before expenses)	$1,000.00	$1,004.89	$0.85
Investor Class Actual(5)(6)	$1,000.00	$ 983.70	$1.13
Investor Class Hypothetical(6)
(5% return before expenses)	$1,000.00	$1,004.60	$1.14

(3)
Expenses are equal to the Fund’s annualized expense ratio of 0.64% for the IS Class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. Expenses are equal to the Fund’s annualized expense ratio for period since inception of 0.74% and 0.99% for the Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 42/366 to reflect the since inception period.

(4)	Based on the actual returns for the six-month period ended October 31, 2016 of 4.83% for the IS Class.
(5)	Based on the actual returns for the period from inception through October 31, 2016 of -1.63% and -1.63% for the Institutional Class and Investor Class, respectively.
(6)	Institutional Class and Investor Class inception was September 19, 2016. All values assume a beginning date of September 19, 2016 for the Institutional and Investor Class.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
October 31, 2016
Jackson Square Select 20 Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(5/1/2016)	(10/31/2016)	(5/1/2016 to 10/31/2016)
IS Class Actual(2)	$1,000.00	$1,047.50	$4.63
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.61	$4.57

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.90% for the IS Class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2016 of 4.75% for the IS Class.

Jackson Square SMID-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(5/1/2016)	(10/31/2016)	(5/1/2016 to 10/31/2016)
IS Class Actual(4)	$1,000.00	$1,013.30	$4.50
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.66	$4.52
Institutional Class Actual(5)(6)	$1,000.00	$ 967.50	$1.12
Institutional Class Hypothetical(6)
(5% return before expenses)	$1,000.00	$1,004.62	$1.14
Investor Class Actual(5)(7)	$1,000.00	$ 965.80	$1.38
Investor Class Hypothetical(7)
(5% return before expenses)	$1,000.00	$1,004.34	$1.40

(3)
Expenses are equal to the Fund’s annualized expense ratio of 0.89% for the IS Class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. Expenses are equal to the Fund’s annualized expense ratio for period since inception of 0.97% for the Institutional Class, multiplied by the average account value over the period, multiplied by 43/366 to reflect the since inception period. Expenses are equal to the Fund’s annualized expense ratio for period since inception of 1.22% for the Investor Class, multiplied by the average account value over the period, multiplied by 42/366 to reflect the since inception period.

(4)	Based on the actual returns for the six-month period ended October 31, 2016 of 1.33% for the IS Class.
(5)	Based on the actual returns for the period from inception through October 31, 2016 of -3.25% and -3.42% for the Institutional Class and Investor Class, respectively.
(6)	Institutional Class inception was September 16, 2016. All values assume a beginning date of September 16, 2016 for the Institutional Class.
(7)	Investor Class inception was September 19, 2016. All values assume a beginning date of September 19, 2016 for the Investor Class.

Jackson Square All-Cap Growth Fund

Schedule of Investments
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 99.5%

Consumer Discretionary – 24.4%
DineEquity	538	$42,556
Discovery Communications – Class A*	321	8,060
Discovery Communications – Class C*	285	7,441
Dollar General	392	27,083
Dunkin’ Brands Group	1,078	52,132
eBay*	2,468	70,363
L Brands	826	59,629
Liberty Global – Series A*	327	10,660
Liberty Global – Series C*	965	30,687
Liberty Interactive QVC Group – Class A*	2,403	44,432
Liberty TripAdvisor Holdings – Series A*	2,739	60,806
Nielsen Holdings	552	24,851
Pandora Media*	5,686	64,422
Quotient Technology*	604	6,402
Sally Beauty Holdings*	2,301	59,688
Shutterstock*	538	31,737
Signet Jewelers	27	2,194
Start Today (a)	568	9,988
TripAdvisor*	640	41,267
Zalando* (a)	22	966
		655,364
Consumer Staples – 0.5%
Walgreens Boots Alliance	159	13,154

Energy – 1.4%
Core Laboratories	13	1,261
EOG Resources	22	1,989
Kinder Morgan	1,663	33,975
		37,225
Financial Services – 20.5%
Affiliated Managers Group*	245	32,502
Charles Schwab	137	4,343
Crown Castle International – REIT	470	42,765
Equinix – REIT	45	16,078
Equity Commonwealth – REIT*	1,842	55,647
Intercontinental Exchange	107	28,932
LendingClub*	7,263	35,806
LendingTree*	238	19,004
Mastercard – Class A	449	48,052

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments – Continued
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 99.5% (Continued)

Financial Services – 20.5% (Continued)
MSCI	199	$15,958
Outfront Media – REIT	2,188	47,064
PayPal Holdings*	3,133	130,521
Visa – Class A	589	48,598
WisdomTree Investments	2,707	23,226
		548,496
Health Care – 17.7%
ABIOMED*	152	15,958
Allergan*	478	99,873
athenahealth*	213	22,007
Biogen*	389	108,990
Bristol-Myers Squibb	572	29,121
Celgene*	1,210	123,638
DENTSPLY SIRONA	351	20,207
Novo Nordisk	543	19,298
Quintiles Transnational Holdings*	512	36,731
		475,823
Producer Durables – 2.3%
Expeditors International of Washington	283	14,566
Experian (a)	182	3,504
Manitowoc Foodservice*	311	4,699
Zebra Technologies – Class A*	610	40,163
		62,932
Technology – 31.1%#
Alphabet – Class A*	92	74,511
Alphabet – Class C*	83	65,117
Baidu*	81	14,326
Electronic Arts*	655	51,430
Ellie Mae*	112	11,860
Facebook – Class A*	414	54,230
IHS Markit*	425	15,636
Intuit	150	16,311
Logitech International (a)	1,074	25,994
MercadoLibre	38	6,384
Microsoft	2,115	126,731
NIC	180	4,131
NXP Semiconductors*	556	55,600
Paycom Software*	183	9,466

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments – Continued
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 99.5% (Continued)

Technology – 31.1%# (Continued)
QUALCOMM	1,408	$96,758
Scout24* (a)	1,026	35,377
Symantec	3,528	88,306
Tencent Holdings (a)	1,150	30,516
VeriFone Systems*	1,743	26,982
Yelp*	722	23,580
		833,246
Utilities – 1.6%
j2 Global	612	43,544
TOTAL COMMON STOCKS
(Cost $2,717,759)		2,669,784

SHORT-TERM INVESTMENTS – 39.4%
Fidelity Institutional Government Portfolio, Class I, 0.27%^	527,929	527,929
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio,
Institutional Class, 0.22%^	527,927	527,927
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,055,856)		1,055,856
Total Investments – 138.9%
(Cost $3,773,615)		3,725,640
Other Assets and Liabilities, Net – (38.9)%		(1,044,186)
Total Net Assets – 100.0%		$2,681,454

#	As of October 31, 2016, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments – Continued
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 97.8%

Brazil – 1.8%
MercadoLibre	385	$64,684

China/Hong Kong – 6.2%
Baidu – ADR*	669	118,319
Tencent Holdings	3,877	102,880
		221,199
Denmark – 1.4%
Novo Nordisk – Class B	1,346	48,152

Germany – 3.7%
Scout24*	2,294	79,098
Zalando*	1,247	54,742
		133,840
Japan – 3.5%
MonotaRO	1,455	35,546
Start Today	5,091	89,519
		125,065
Mexico – 2.1%
Grupo Televisa – ADR	3,057	74,988

Netherlands – 3.8%
NXP Semiconductors*	1,350	135,000

Spain – 4.9%
Amadeus IT Group	2,121	100,119
Grifols	3,695	73,052
		173,171
Taiwan – 2.6%
Taiwan Semiconductor Manufacturing – ADR	2,962	92,118

United Kingdom – 10.5%
Auto Trader Group	7,623	34,962
Experian	5,725	110,227
InterContinental Hotels Group	1,807	70,224
Intertek Group	2,240	93,714
Liberty Global – Series C*	2,069	65,794
		374,921
United States – 57.3%
Allergan*	463	96,739
Alphabet – Class A*	95	76,941

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments – Continued
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 97.8% (Continued)

United States – 57.3% (Continued)
Alphabet – Class C*	95	$74,531
Biogen*	280	78,451
Celgene*	1,222	124,864
Core Laboratories	424	41,115
eBay*	3,756	107,084
Electronic Arts*	1,261	99,014
IHS Markit*	2,322	85,426
Intercontinental Exchange	394	106,534
Intuit	719	78,184
Mastercard – Class A	1,145	122,538
Microsoft	1,896	113,608
Nielsen Holdings	1,486	66,900
PayPal Holdings*	3,684	153,475
QUALCOMM	1,918	131,805
Symantec	2,934	73,438
TripAdvisor*	1,654	106,650
VeriFone Systems*	3,196	49,474
Visa – Class A	1,537	126,818
Walgreens Boots Alliance	864	71,479
Zebra Technologies – Class A*	854	56,227
		2,041,295
TOTAL COMMON STOCKS
(Cost $3,537,695)		3,484,433

SHORT-TERM INVESTMENTS – 30.4%
Fidelity Institutional Government Portfolio, Class I, 0.27%^	542,579	542,579
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio,
Institutional Class, 0.22%^	542,580	542,580
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,085,159)		1,085,159
Total Investments – 128.2%
(Cost $4,622,854)		4,569,592
Other Assets and Liabilities, Net – (28.2)%		(1,005,023)
Total Net Assets – 100.0%		$3,564,569

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
ADR – American Depositary Receipt

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments – Continued
October 31, 2016

At October 31, 2016, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Technology#	42.4%
Consumer Discretionary	18.8%
Financial Services	14.3%
Health Care	11.8%
Producer Durables	7.3%
Consumer Staples	2.0%
Energy	1.2%
Short-Term Investments	30.4%
Other Assets and Liabilities, Net	(28.2)%
Total	100.0%

#	As of October 31, 2016, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 99.3%

Consumer Discretionary – 20.1%
Dollar General	41,239	$2,849,203
eBay*	264,039	7,527,752
L Brands	81,276	5,867,314
Liberty Global – Series A*	29,530	962,678
Liberty Global – Series C*	113,539	3,610,540
Liberty Interactive QVC Group – Class A*	402,854	7,448,771
Nielsen Holdings	92,706	4,173,624
TripAdvisor*	93,525	6,030,492
		38,470,374
Consumer Staples – 1.8%
Walgreens Boots Alliance	42,003	3,474,908

Financial Services – 27.2%#
Crown Castle International – REIT	99,194	9,025,662
Equinix – REIT	12,621	4,509,231
Intercontinental Exchange	25,624	6,928,473
Mastercard – Class A	86,259	9,231,438
PayPal Holdings*	263,630	10,982,826
Visa – Class A	139,798	11,534,733
		52,212,363
Health Care – 19.6%
Allergan*	37,156	7,763,375
Biogen*	26,669	7,472,120
Celgene*	94,309	9,636,494
DENTSPLY SIRONA	73,029	4,204,279
Novo Nordisk	84,595	3,006,506
Quintiles Transnational Holdings*	75,985	5,451,164
		37,533,938
Technology – 30.6%#
Alphabet – Class A*	9,277	7,513,442
Alphabet – Class C*	7,365	5,778,137
Electronic Arts*	93,947	7,376,718
Facebook – Class A*	64,201	8,409,689
Intuit	34,707	3,774,039
Microsoft	164,456	9,854,204
QUALCOMM	150,769	10,360,846
Symantec	219,028	5,482,271
		58,549,346
TOTAL COMMON STOCKS
(Cost $169,627,319)		190,240,929

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments – Continued
October 31, 2016

Description	Shares	Value

SHORT-TERM INVESTMENTS – 0.8%
Fidelity Institutional Government Portfolio, Class I, 0.27%^	792,501	$792,501
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio,
Institutional Class, 0.22%^	792,501	792,501
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,585,002)		1,585,002
Total Investments – 100.1%
(Cost $171,212,321)		191,825,931
Other Assets and Liabilities, Net – (0.1)%		(144,804)
Total Net Assets – 100.0%		$191,681,127

#	As of October 31, 2016, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 97.4%

Consumer Discretionary – 21.5%
eBay*	135,963	$3,876,305
L Brands	41,750	3,013,933
Liberty Interactive QVC Group – Class A*	176,223	3,258,363
Sally Beauty Holdings*	128,729	3,339,230
TripAdvisor*	57,457	3,704,827
		17,192,658
Financial Services – 28.0%#
Crown Castle International – REIT	46,226	4,206,104
Equity Commonwealth – REIT*	135,513	4,093,848
Intercontinental Exchange	16,882	4,564,724
PayPal Holdings*	106,026	4,417,043
Visa – Class A	61,869	5,104,811
		22,386,530
Health Care – 13.4%
Allergan*	16,704	3,490,134
Biogen*	11,101	3,110,278
Celgene*	40,466	4,134,816
		10,735,228
Technology – 34.5%#
Alphabet – Class A*	3,812	3,087,339
Alphabet – Class C*	3,821	2,997,728
Electronic Arts*	64,237	5,043,889
Microsoft	106,244	6,366,140
QUALCOMM	93,141	6,400,650
Symantec	147,604	3,694,528
		27,590,274
TOTAL COMMON STOCKS
(Cost $58,140,563)		77,904,690

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments – Continued
October 31, 2016

Description	Shares	Value

SHORT-TERM INVESTMENTS – 2.7%
Fidelity Institutional Government Portfolio, Class I, 0.27%^	1,071,667	$1,071,667
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio,
Institutional Class, 0.22%^	1,071,667	1,071,667
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,143,334)		2,143,334
Total Investments – 100.1%
(Cost $60,283,897)		80,048,024
Other Assets and Liabilities, Net – (0.1)%		(106,781)
Total Net Assets – 100.0%		$79,941,243

#	As of October 31, 2016, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 94.8%

Consumer Discretionary – 24.4%
DineEquity	83,562	$6,609,754
Dunkin’ Brands Group	161,304	7,800,661
Liberty TripAdvisor Holdings – Series A*	241,511	5,361,544
Pandora Media*	417,439	4,729,584
Quotient Technology*	156,315	1,656,939
Sally Beauty Holdings*	339,962	8,818,614
Shutterstock*	68,050	4,014,270
		38,991,366
Energy – 3.1%
Core Laboratories	50,311	4,878,658

Financial Services – 20.2%
Affiliated Managers Group*	32,666	4,333,471
Equity Commonwealth – REIT*	316,992	9,576,328
LendingClub*	415,206	2,046,966
LendingTree*	42,124	3,363,601
MSCI	63,675	5,106,098
Outfront Media – REIT	260,758	5,608,905
WisdomTree Investments	248,317	2,130,560
		32,165,929
Health Care – 9.7%
ABIOMED*	48,138	5,054,009
athenahealth*	25,246	2,608,417
Bio-Techne	75,948	7,897,832
		15,560,258
Producer Durables – 12.0%
Expeditors International of Washington	85,337	4,392,295
Graco	101,239	7,582,801
Zebra Technologies – Class A*	108,564	7,147,854
		19,122,950
Technology – 20.6%
Arista Networks*	32,270	2,734,883
Blackbaud	125,485	7,704,779
Ellie Mae*	22,087	2,338,792
Logitech International (a)	319,349	7,729,179
NIC	113,777	2,611,182
Paycom Software*	46,358	2,398,099

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments – Continued
October 31, 2016

Description	Shares	Value

COMMON STOCKS – 94.8% (Continued)

Technology – 20.6% (Continued)
VeriFone Systems*	261,228	$4,043,809
Yelp*	101,413	3,312,149
		32,872,872
Utilities – 4.8%
j2 Global	107,146	7,623,438
TOTAL COMMON STOCKS
(Cost $143,271,344)		151,215,471

SHORT-TERM INVESTMENTS – 4.9%
Fidelity Institutional Government Portfolio, Class I, 0.27%^	3,923,245	3,923,245
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio,
Institutional Class, 0.22%^	3,923,245	3,923,245
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,846,490)		7,846,490
Total Investments – 99.7%
(Cost $151,117,834)		159,061,961
Other Assets and Liabilities, Net – 0.3%		483,942
Total Net Assets – 100.0%		$159,545,903

*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities
October 31, 2016

	Jackson Square	Jackson Square	Jackson Square
	All-Cap	Global	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$3,773,615	$4,622,854	$171,212,321
At value	$3,725,640	$4,569,592	$191,825,931
Receivable for investment securities sold	11,168	—	—
Dividends & interest receivable	450	652	47,181
Receivable from Adviser	23,959	27,388	—
Prepaid expenses	807	839	30,557
Total Assets	3,762,024	4,598,471	191,903,669
LIABILITIES
Payable for investment securities purchased	1,043,654	992,519	—
Payable to Adviser	—	—	89,862
Payable for fund administration & accounting fees	6,151	7,019	46,284
Payable for compliance fees	27	33	2,972
Payable for transfer agent fees & expenses	4,649	6,103	10,606
Payable for custody fees	1,344	2,856	10,374
Payable for trustee fees	2,494	2,494	2,357
Accrued distribution and/or shareholder service fees	—	6	26
Accrued expenses	22,251	22,872	60,061
Total Liabilities	1,080,570	1,033,902	222,542
NET ASSETS	$2,681,454	$3,564,569	$191,681,127
COMPOSITION OF NET ASSETS
Portfolio capital	$2,730,025	$3,620,025	$146,295,967
Undistributed net investment income (loss)	(502)	(2,197)	313,498
Accumulated net realized gain (loss) on investments	(80)	(15)	24,458,052
Net unrealized appreciation (depreciation) of
investments and translations of foreign currency	(47,989)	(53,244)	20,613,610
Total net assets	$2,681,454	$3,564,569	$191,681,127

IS Class Shares:
Net Assets	$2,681,454	$3,515,521	$191,582,757
Shares issued and outstanding(1)	152,781	199,061	13,791,049
Net asset value, offering price, and redemption price per share	$17.55	$17.66	$13.89

Institutional Class Shares:
Net Assets	—	$49,048	$49,192
Shares issued and outstanding(1)	—	2,778	3,541
Net asset value, offering price, and redemption price per share	—	$17.66	$13.89

Investor Class Shares:
Net Assets	—	—	$49,178
Shares issued and outstanding(1)	—	—	3,541
Net asset value, offering price, and redemption price per share	—	—	$13.89

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities – Continued
October 31, 2016

	Jackson Square	Jackson Square
	Select 20	SMID-Cap
	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$60,283,897	$151,117,834
At value	$80,048,024	$159,061,961
Receivable for investment securities sold	—	702,727
Dividends & interest receivable	507	102,518
Receivable for capital shares sold	—	2,425,000
Prepaid expenses	3,382	34,217
Total Assets	80,051,913	162,326,423
LIABILITIES
Payable for investment securities purchased	—	2,535,609
Payable for capital shares redeemed	—	17,736
Payable to Adviser	50,029	98,381
Payable for fund administration & accounting fees	18,236	27,914
Payable for compliance fees	962	2,207
Payable for transfer agent fees & expenses	6,219	12,596
Payable for custody fees	3,262	7,753
Payable for trustee fees	2,502	2,466
Accrued distribution and/or shareholder service fees	—	21,123
Accrued expenses	29,460	54,735
Total Liabilities	110,670	2,780,520
NET ASSETS	$79,941,243	$159,545,903
COMPOSITION OF NET ASSETS
Portfolio capital	$61,446,407	$151,750,354
Undistributed net investment income (loss)	(166,428)	21,525
Accumulated net realized loss on investments	(1,102,863)	(169,187)
Net unrealized appreciation of investments and translations of foreign currency	19,764,127	7,943,211
Total net assets	$79,941,243	$159,545,903

IS Class Shares:
Net Assets	$79,941,243	$72,223,833
Shares issued and outstanding(1)	11,709,714	4,188,787
Net asset value, offering price, and redemption price per share	$6.83	$17.24

Institutional Class Shares:
Net Assets	—	$87,273,767
Shares issued and outstanding(1)	—	5,060,836
Net asset value, offering price, and redemption price per share	—	$17.24

Investor Class Shares:
Net Assets	—	$48,303
Shares issued and outstanding(1)	—	2,803
Net asset value, offering price, and redemption price per share	—	$17.23

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations
For the Period Ended October 31, 2016

	Jackson Square	Jackson Square	Jackson Square
	All-Cap	Global	Large-Cap
	Growth Fund(1)	Growth Fund(1)	Growth Fund

INVESTMENT INCOME:
Interest income	$61	$83	$12,743
Dividend income	822	1,302	2,461,203
Less: Foreign taxes withheld	(69)	(68)	(33,713)
Total investment income	814	1,317	2,440,233

EXPENSES:
Audit fees	16,002	16,506	18,004
Fund administration & accounting fees (See Note 4)	8,143	9,011	114,234
Transfer agent fees & expenses (See Note 4)	4,649	6,103	38,118
Trustee fees	2,494	2,494	16,053
Legal fees	1,499	1,499	32,404
Custody fees (See Note 4)	1,344	2,856	18,580
Investment advisory fees (See Note 4)	1,324	2,462	1,542,607
Postage & printing fees	995	995	11,816
Other expenses	870	870	12,439
Federal & state registration fees	527	1,749	20,770
Compliance fees (See Note 4)	27	33	2,972
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	6	6
Investor Class	—	—	20
Total expenses	37,874	44,584	1,828,023
Less: Fee waivers (See Note 4)	(36,041)	(41,347)	(23,827)
Total net expenses	1,833	3,237	1,804,196
NET INVESTMENT INCOME (LOSS)	(1,019)	(1,920)	636,037

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain (loss) on investments, including
foreign currency gain (loss)(2)	437	(292)	31,644,017
Net change in unrealized appreciation (depreciation) of
investments and translations of foreign currency	(47,989)	(53,244)	(40,869,486)
Net realized and unrealized loss on investments	(47,552)	(53,536)	(9,225,469)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,571)	$(55,456)	$(8,589,432)

(1)	Inception date of the Fund was September 19, 2016.
(2)	Includes $6,420,724 gain from in-kind transactions in the Jackson Square Large-Cap Growth Fund.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations – Continued
For the Year Ended October 31, 2016

	Jackson Square	Jackson Square
	Select 20	SMID-Cap
	Growth Fund	Growth Fund

INVESTMENT INCOME:
Interest income	$8,190	$8,976
Dividend income	629,425	774,138
Less: Foreign taxes withheld	—	(29,411)
Total investment income	637,615	753,703

EXPENSES:
Investment advisory fees (See Note 4)	612,596	497,067
Fund administration & accounting fees (See Note 4)	39,960	34,432
Federal & state registration fees	21,536	13,092
Audit fees	18,003	5,787
Transfer agent fees & expenses (See Note 4)	14,257	16,183
Legal fees	14,119	9,529
Other expenses	6,536	3,930
Trustee fees	6,472	4,074
Custody fees (See Note 4)	5,914	10,628
Postage & printing fees	4,817	3,087
Compliance fees (See Note 4)	962	1,833
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	9,150
Investor Class	—	20
Total expenses	745,172	608,812
Less: Fee waivers (See Note 4)	(10,344)	(6,660)
Total net expenses	734,828	602,152
NET INVESTMENT INCOME (LOSS)	(97,213)	151,551

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain (loss) on investments, including foreign currency gain (loss)	(528,458)	4,003,315
Net change in unrealized appreciation (depreciation) of
investments and translations of foreign currency	(5,612,377)	(3,683,410)
Net realized and unrealized gain (loss) on investments	(6,140,835)	319,905
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,238,048)	$471,456

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Statement of Changes in Net Assets

For the Period
Inception(1) Through
October 31, 2016
OPERATIONS:
Net investment loss	$(1,019)
Net realized gain on investments, including foreign currency gain (loss)	437
Net change in unrealized depreciation on investments and translations of foreign currency	(47,989)
Net decrease in net assets resulting from operations	(48,571)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	2,730,025
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets resulting from IS Class transactions	2,730,025
Net increase in net assets resulting from capital share transactions	2,730,025

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	—
From net realized gains:
IS Class	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	2,681,454

NET ASSETS:
Beginning of period	—
End of period*	$2,681,454

* Includes accumulated net investment loss of	$(502)

(1)	Inception date of the Fund was September 19, 2016.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Statement of Changes in Net Assets

For the Period
Inception(1) Through
October 31, 2016
OPERATIONS:
Net investment loss	$(1,920)
Net realized loss on investments, including foreign currency gain (loss)	(292)
Net change in unrealized depreciation on investments and translations of foreign currency	(53,244)
Net decrease in net assets resulting from operations	(55,456)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	3,570,025
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets resulting from IS Class transactions	3,570,025
Institutional Class:
Proceeds from shares sold	50,000
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets resulting from Institutional Class transactions	50,000
Net increase in net assets resulting from capital share transactions	3,620,025

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	—
Institutional Class	—
From net realized gains:
IS Class	—
Institutional Class	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	3,564,569

NET ASSETS:
Beginning of period	—
End of period*	$3,564,569

* Includes accumulated net investment loss of	$(2,197)

(1)	Inception date of the Fund was September 19, 2016.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	October 31, 2016	October 31, 2015
OPERATIONS:
Net investment income	$1,011,252	$1,993,596
Net realized gain on investments	31,268,802	43,075,481
Net change in unrealized appreciation on investments	(40,869,486)	(22,341,614)
Net increase (decrease) in net assets resulting from operations	(8,589,432)	22,727,463

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	14,597,028	61,465,582
Proceeds from reinvestment of distributions	42,907,289	23,511,377
Payments for redemption-in-kind	(21,029,785)	—
Payments for shares redeemed	(104,385,878)	(46,296,415)
Increase (decrease) in net assets resulting from IS Class transactions	(67,911,346)	38,680,544
Institutional Class(1):
Proceeds from shares sold	50,000	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Institutional Class transactions	50,000	—
Investor Class(1):
Proceeds from shares sold	50,000	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	50,000	—
Net increase (decrease) in net assets resulting from capital share transactions	(67,811,346)	38,680,544

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(2,030,228)	(1,786,278)
Institutional Class(1)	—	—
Investor Class(1)	—	—
From net realized gains:
IS Class	(43,398,450)	(23,432,720)
Institutional Class(1)	—	—
Investor Class(1)	—	—
Total distributions to shareholders	(45,428,678)	(25,218,998)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(121,829,456)	36,189,009

NET ASSETS:
Beginning of year	313,510,583	277,321,574
End of year*	$191,681,127	$313,510,583

* Includes undistributed net investment income of	$313,498	$1,707,689

(1)	Inception date of the Institutional Class and Investor Class was September 19, 2016.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	October 31, 2016	October 31, 2015
OPERATIONS:
Net investment income	$30,861	$3,178
Net realized gain (loss) on investments	(656,532)	16,710,086
Net change in unrealized appreciation on investments	(5,612,377)	(7,406,451)
Net increase (decrease) in net assets resulting from operations	(6,238,048)	9,306,813

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	820,027	50,003
Proceeds from reinvestment of distributions	15,555,486	22,904,367
Payments for shares redeemed	(7,183,467)	(3,833,016)
Increase in net assets resulting from IS Class transactions	9,192,046	19,121,354
Net increase in net assets resulting from capital share transactions	9,192,046	19,121,354

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(73,016)	(106,287)
From net realized gains:
IS Class	(16,564,266)	(25,051,110)
Total distributions to shareholders	(16,637,282)	(25,157,397)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,683,284)	3,270,770

NET ASSETS:
Beginning of year	93,624,527	90,353,757
End of year*	$79,941,243	$93,624,527
* Includes accumulated net investment loss of	$(166,428)	$—

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	October 31, 2016	October 31, 2015
OPERATIONS:
Net investment income	$158,062	$181,372
Net realized gain on investments, including foreign currency gain (loss)	4,003,315	3,129,068
Net change in unrealized appreciation (depreciation) on investments
and translations of foreign currency	(3,689,921)	408,583
Net increase in net assets resulting from operations	471,456	3,719,023

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	24,285,986	5,418,599
Proceeds from reinvestment of distributions	6,427,965	9,933,771
Payments for shares redeemed	(5,506,868)	(765,000)
Increase in net assets resulting from IS Class transactions	25,207,083	14,587,370
Institutional Class(1):
Proceeds from shares sold	37,837,385	—
Proceeds from acquisition	57,237,009	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(5,861,076)	—
Increase in net assets resulting from Institutional Class transactions	89,213,318	—
Investor Class(2):
Proceeds from shares sold	50,000	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	50,000	—
Net increase in net assets resulting from capital share transactions	114,470,401	14,587,370

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(133,280)	(159,278)
Institutional Class(1)	—	—
Investor Class(2)	—	—
From net realized gains:
IS Class	(6,705,384)	(9,985,516)
Institutional Class(1)	—	—
Investor Class(2)	—	—
Total distributions to shareholders	(6,838,664)	(10,144,794)
TOTAL INCREASE IN NET ASSETS	108,103,193	8,161,599

NET ASSETS:
Beginning of year	51,442,710	43,281,111
End of year*	$159,545,903	$51,442,710

* Includes undistributed net investment income of	$21,525	$21,146

(1)	Inception date of the Institutional Class was September 16, 2016.
(2)	Inception date of the Investor Class was September 19, 2016.

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

IS Class
For the Period
Inception(1) Through
October 31, 2016
Per Share Data

Net asset value, beginning of period	$18.00

Investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(0.44)
Total from investment operations	(0.45)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$17.55

Total Return(3)	-2.50%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$2,681

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	18.59%
After expense reimbursement/waiver(4)	0.90%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.50)%

Portfolio Turnover(3)	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

IS Class
For the Period
Inception(1) Through
October 31, 2016
Per Share Data

Net asset value, beginning of period	$18.00

Investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(0.33)
Total from investment operations	(0.34)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$17.66

Total Return(3)	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$3,516

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	14.49%
After expense reimbursement/waiver(4)	1.05%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.62)%

Portfolio Turnover(3)(5)	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Institutional Class
For the Period
Inception(1) Through
October 31, 2016
Per Share Data

Net asset value, beginning of period	$18.00

Investment operations:
Net investment loss(2)	(0.02)
Net realized and unrealized loss on investments	(0.32)
Total from investment operations	(0.34)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$17.66

Total Return(3)	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	14.61%
After expense reimbursement/waiver(4)	1.15%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.72)%

Portfolio Turnover(3)(5)	3%

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the year.

IS Class
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Per Share Data

Net asset value, beginning of year	$16.79		$17.04	$14.60	$11.47	$9.88

Investment operations:
Net investment income(1)	0.05		0.11	0.11	0.06	0.03
Net realized and unrealized
gain (loss) on investments	(0.51)		1.19	2.38	3.12	1.59
Total from
investment operations	(0.46)		1.30	2.49	3.18	1.62

Less distributions from:
Net investment income	(0.11)		(0.11)	(0.05)	(0.05)	(0.03)
Net realized gains	(2.33)		(1.44)	—	—	—
Total distributions	(2.44)		(1.55)	(0.05)	(0.05)	(0.03)
Net asset value, end of year	$13.89		$16.79	$17.04	$14.60	$11.47

Total Return	-3.20%		8.06%	17.10%	27.86%	16.40%

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$191,583		$313,511	$277,322	$254,958	$216,467

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver	0.65%		0.64%	0.64%	0.65%	0.65%
After expense
reimbursement/waiver	0.64%		0.64%	0.64%	0.65%	0.65%

Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver	0.36%		0.67%	0.69%	0.48%	0.25%

Portfolio Turnover(3)	27	%(2)	49%	30%	38%	40	%(2)

(1)	Per share amounts calculated using the average shares method.
(2)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(3)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Institutional Class
For the Period
Inception(1) Through
October 31, 2016
Per Share Data

Net asset value, beginning of period	$14.12

Investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(0.22)
Total from investment operations	(0.23)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$13.89

Total Return(3)	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	0.83%
After expense reimbursement/waiver(4)	0.74%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.60)%

Portfolio Turnover(3)(5)(6)	27%

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Investor Class
For the Period
Inception(1) Through
October 31, 2016
Per Share Data

Net asset value, beginning of period	$14.12

Investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(0.22)
Total from investment operations	(0.23)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$13.89

Total Return(3)	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	1.08%
After expense reimbursement/waiver(4)	0.99%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.84)%

Portfolio Turnover(3)(5)(6)	27%

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Financial Highlights

For a Fund share outstanding throughout the year.

IS Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Per Share Data

Net asset value, beginning of year	$8.95	$11.05	$9.68	$8.14	$6.96

Investment operations:
Net investment income (loss)(1)	— (2)	— (2)	0.01	0.02	— (2)
Net realized and unrealized
gain (loss) on investments	(0.52)	0.98	1.51	1.66	1.18
Total from
investment operations	(0.52)	0.98	1.52	1.68	1.18

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	— (2)
Net realized gains	(1.59)	(3.07)	(0.14)	(0.13)	—
Total distributions	(1.60)	(3.08)	(0.15)	(0.14)	— (2)
Net asset value, end of year	$6.83	$8.95	$11.05	$9.68	$8.14

Total Return	-6.54%	10.60%	15.92%	21.00%	16.99%

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$79,941	$93,625	$90,354	$188,082	$124,511

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver	0.90%	0.89%	0.87%	0.85%	0.87%
After expense
reimbursement/waiver	0.89%	0.89%	0.87%	0.85%	0.86%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/waiver	0.04%	0.00%	0.06%	0.20%	(0.02)%

Portfolio Turnover	22%	31%	21%	46%	42%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the year.

IS Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Per Share Data

Net asset value, beginning of year	$18.44	$21.85	$20.72	$15.50	$14.81

Investment operations:
Net investment income (loss)(1)	0.05	0.07	(0.01)	(0.01)	(0.02)
Net realized and unrealized
gain on investments	0.91	1.49	1.15	5.45	0.72
Total from
investment operations	0.96	1.56	1.14	5.44	0.70

Less distributions from:
Net investment income	(0.04)	(0.08)	(0.01)	—	(0.01)
Net realized gains	(2.12)	(4.89)	—	(0.22)	—
Total distributions	(2.16)	(4.97)	(0.01)	(0.22)	(0.01)
Net asset value, end of year	$17.24	$18.44	$21.85	$20.72	$15.50

Total Return	5.27%	8.30%	5.51%	35.56%	4.74%

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$72,224	$51,443	$43,281	$89,434	$17,853

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver	0.91%	0.92%	0.91%	0.89%	0.94%
After expense
reimbursement/waiver	0.90%	0.92%	0.90%	0.89%	0.92%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/waiver	0.27%	0.38%	(0.05)%	(0.03)%	(0.14)%

Portfolio Turnover(2)	20%	21%	40%	26%	44%

(1)	Per share amounts calculated using the average shares method.
(2)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Institutional Class
For the Period
Inception(1) Through
October 31, 2016
Per Share Data

Net asset value, beginning of period	$17.82

Investment operations:
Net investment income(2)	— (3)
Net realized and unrealized loss on investments(4)	(0.58)
Total from investment operations	(0.58)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$17.24

Total Return(5)	-3.25%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$87,274

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(6)	1.00%
After expense reimbursement/waiver(6)	0.97%

Ratio of net investment income to average net assets:
After expense reimbursement/waiver(6)	0.05%

Portfolio Turnover(5)(7)	20%

(1)	Inception date of the Institutional Class was September 16, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Investor Class
For the Period
Inception(1) Through
October 31, 2016
Per Share Data

Net asset value, beginning of period	$17.84

Investment operations:
Net investment loss(2)	— (3)
Net realized and unrealized loss on investments(4)	(0.61)
Total from investment operations	(0.61)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$17.23

Total Return(5)	-3.42%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$48

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(6)	1.25%
After expense reimbursement/waiver(6)	1.22%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(6)	(0.20)%

Portfolio Turnover(5)(7)	20%

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements
October 31, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Jackson Square All-Cap Growth Fund (“All-Cap Growth Fund”), Jackson Square Global Growth Fund (“Global Growth Fund”), Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), Jackson Square Select 20 Growth Fund (“Select 20 Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are Investment Companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The All-Cap Growth Fund  is a diversified series with its own investment objectives and policies within the Trust.  The Global Growth Fund, Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is capital appreciation.  Additionally, the All-Cap Growth Fund, Global Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund have an emphasis on long-term capital appreciation.  The All-Cap Growth Fund and Global Growth Fund commenced operations on September 19, 2016.  The Large-Cap Growth Fund commenced operations on November 1, 2005, the Select 20 Growth Fund commenced operations on March 31, 2000, and the SMID-Cap Growth Fund commenced operations on December 1, 2003. The Large-Cap Growth Fund and SMID-Cap Growth Fund currently offer three shares of classes, the IS Class, the Institutional Class, and the Investor Class. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, 12b-1 fees, and voting rights on matters affecting a single share class. The Global Growth Fund currently offers two classes of shares, the IS Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the shareholder servicing fees and voting rights on matters affecting a single share class.  The All-Cap Growth Fund and Select 20 Growth Fund currently offer only IS Class shares.  Institutional Class shares are subject to a maximum 0.10% shareholder servicing fee.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% shareholder servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

Effective September 16, 2016, as the result of a tax-free reorganization, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio (collectively the “Predecessor Funds”), each a series of the Delaware Pooled Trust, a registered open-end management investment company, were transferred into the Trust. The plan of reorganization was approved by the shareholders of the Predecessor Funds on September 12, 2016. Effective on that date, the Predecessor Funds were renamed the Jackson Square Large-Cap Growth Fund, the Jackson Square SMID-Cap Growth Fund, and the Jackson Square Select 20 Growth Fund, respectively, and all of their shares were exchanged for IS Shares on a pro rata basis. The Predecessor Funds were deemed to be the accounting survivors for financial reporting purposes and as a result, the financial statements and financial highlights of Large-Cap Growth Fund, SMID-Cap Growth Fund, and Select 20 Growth Fund reflect the operation of the Predecessor Funds for the periods prior to the reorganization date.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of reorganization.  Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Predecessor Funds were as follows:

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016
		Fair Value of	Net Unrealized
Fund	Net Assets	Investments	Appreciation
Predecessor Large-Cap Growth Fund	$251,980,460	$249,542,216	$41,148,682
Predecessor Select 20 Growth Fund	80,324,897	78,298,768	20,620,882
Predecessor SMID-Cap Growth Fund	67,174,695	62,380,430	12,996,069

At the date of reorganization, fund shares outstanding totaled 17,824,507, 11,628,840, and 3,769,412 for the Predecessor Large Cap Growth Fund, Predecessor Select 20 Growth Fund, and Predecessor SMID-Cap Growth Fund, respectively.

In connection with the reorganization, the net assets of the original Jackson Square SMID-Cap Growth Fund (the “Acquired Fund”) were acquired by SMID-Cap Growth Fund as of the close of business September 16, 2016.  The Acquired Fund commenced operations May 2, 2016.  The purpose of the transaction was to combine two funds managed by Jackson Square Partners, LLC (“the Adviser”) with comparable investment objectives and strategies.  The acquisition was accomplished by a tax-free exchange of all Institutional Class shares of the Acquired Fund for Institutional Class shares of SMID-Cap Growth Fund.  For financial reporting purposes, SMID-Cap Growth Fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Fund.  The assets received and shares issued by the SMID-Cap Growth Fund were recorded at fair value; and, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the SMID-Cap Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.  Information with respect to the net assets and other relevant operating data for the Acquired Fund on the merger date are included below:

Acquired Fund
Net assets	$58,896,292
Shares outstanding	3,181,329
Net asset value	$ 18.51
Investments at fair value	$58,806,547
Unrealized appreciation	$ 1,659,283
Undistributed net investment income	$ 10,791
Accumulated net realized gain	$ 6,893
Tax capital loss carryforward	—

Acquiring Fund
Net assets immediately prior to merger	$ 67,174,695
Net assets immediately after merger	$126,070,987
Fund shares issued in exchange for Acquired Fund	3,304,326
Exchange rate for shares issued	1.038662252

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in SMID-Cap Growth Fund’s statement of operations since September 16, 2016.

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

Assuming the merger had been completed on November 1, 2015, the beginning of the annual reporting period of SMID-Cap Growth Fund, SMID-Cap Growth Fund’s pro forma results of operations for the year ended October 31, 2016, are as follows:

Net investment income	$168,853
Net realized and unrealized gain on investments	$2,271,860
Total increase from operations	$2,440,713

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the year ended October 31, 2016, the Funds did not incur any interest or penalties.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share. For the year ended October 31, 2016, the following reclassifications were made:

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016
	Undistributed Net	Accumulated Net	Paid-in
Fund	Investment Income (Loss)	Realized Gain (Loss)	Capital
All-Cap Growth Fund	517	(517)	—
Global Growth Fund	(277)	277	—
Large-Cap Growth Fund	—	(6,213,522)	6,213,522
Select 20 Growth Fund	3,801	8,023	(11,824)
SMID-Cap Growth Fund	(17,892)	17,632	260

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, including foreign currency gain (loss).  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.10% of average daily net assets for Institutional Class and Investor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated.  In such cases, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following tables are a summary of the inputs used to value each Fund’s securities as of October 31, 2016:

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

All-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,669,784	$—	$—	$2,669,784
Short-Term Investments	1,055,856	—	—	1,055,856
Total Investments in Securities	$3,725,640	$—	$—	$3,725,640

Global Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,484,433	$—	$—	$3,484,433
Short-Term Investments	1,085,159	—	—	1,085,159
Total Investments in Securities	$4,569,592	$—	$—	$4,569,592

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$190,240,929	$—	$—	$190,240,929
Short-Term Investments	1,585,002	—	—	1,585,002
Total Investments in Securities	$191,825,931	$—	$—	$191,825,931

Select 20 Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$77,904,690	$—	$—	$77,904,690
Short-Term Investments	2,143,334	—	—	2,143,334
Total Investments in Securities	$80,048,024	$—	$—	$80,048,024

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$151,215,471	$—	$—	$151,215,471
Short-Term Investments	7,846,490	—	—	7,846,490
Total Investments in Securities	$159,061,961	$—	$—	$159,061,961

Transfers between Levels are recognized at the end of the reporting period. During the period ended October 31, 2016, the Funds recognized no transfers between Levels. The Funds did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective September 19, 2016, the Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
All-Cap Growth Fund	0.65%
Global Growth Fund	0.80%
Large-Cap Growth Fund	0.55%
Select 20 Growth Fund	0.65%
SMID-Cap Growth Fund	0.75%

Prior to September 19, 2016, Delaware Management Company (“DMC”) served as the investment manager of the Predecessor Funds and the Adviser served as the investment sub-adviser. DMC was entitled to receive an annual advisory fee based on the average daily net assets of the Predecessor Funds at the following annual rates below. The sub-adviser fees were paid by DMC.

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

Fund
Predecessor Large-Cap Growth Fund	0.55%
Predecessor Select 20 Growth Fund	0.75%
Predecessor SMID-Cap Growth Fund	0.75%

Effective September 19, 2016, the Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
All-Cap Growth Fund	0.90%
Global Growth Fund	1.05%
Large-Cap Growth Fund	0.64%
Select 20 Growth Fund	0.87%
SMID-Cap Growth Fund	0.87%

Effective September 19, 2016, fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. With respect to the SMID-Cap Growth Fund, fees waived and expenses reimbursed by the Adviser from May 2, 2016 through September 16, 2016, for the Acquired Fund may be recouped for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated within two years after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Fund	10/31/2019
All-Cap Growth Fund	$36,041
Global Growth Fund	41,347
Large-Cap Growth Fund	23,827
Select 20 Growth Fund	2,943
SMID-Cap Growth Fund	88,039

Prior to September 19, 2016, the Predecessor Funds’ adviser, DMC, had contractually agreed to limit its fees or reimburse expenses to ensure total operating expenses did not exceed the following:

Fund
Predecessor Large-Cap Growth Fund	0.65%
Predecessor Select 20 Growth Fund	0.89%
Predecessor SMID-Cap Growth Fund	0.92%

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

Prior to September 19, 2016, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, was the Administrator, Fund Accountant, and Transfer Agent for the Predecessor Funds. For the period November 1, 2015 through September 18, 2016, the Predecessor Funds were charged for these services as follows:

	Predecessor	Predecessor	Predecessor
	Large-Cap	Select 20	SMID-Cap
	Growth Fund	Growth Fund	Growth Fund
Administration and Fund Accounting	$12,074	$3,498	$2,325
Transfer Agent Fees	19,025	5,508	3,655

Effective September 19, 2016, U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  For the period September 19, 2016, through October 31, 2016, the Funds incurred the following expenses for administration and fund accounting, transfer agent (excluding transfer agency out-of-pocket expenses), custody, and chief compliance officer fees:

	All-Cap	Global	Large-Cap	Select 20	SMID-Cap
	Growth Fund	Growth Fund	Growth Fund	Growth Fund	Growth Fund
Administration and Fund Accounting	$8,143	$9,011	$31,052	$15,236	$17,654
Transfer Agent	2,352	3,806	8,210	2,502	7,036
Custody	1,344	2,856	2,502	1,797	5,338
Chief Compliance Officer	27	33	2,972	962	1,833

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Large-Cap Growth Fund and SMID-Cap Growth Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred. For the year ended October 31, 2016, the Large-Cap Growth Fund and SMID-Cap Growth Fund incurred expenses of $14 and $14, respectively, pursuant to the Plan.

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

The Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended October 31, 2016, the Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund incurred shareholder servicing fees of $6, $6, and $9,150, respectively in the Institutional Class. The Large-Cap Growth Fund and SMID-Cap Growth Fund also incurred additional shareholder servicing fees of $6 and $6, respectively, in the Investor Class.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	All-Cap Growth Fund	Global Growth Fund
	For the Period	For the Period
	Inception(1) Through	Inception(1) Through
	October 31, 2016	October 31, 2016
IS Class:
Shares sold	152,781	199,061
Shares issued in reinvestment
of distributions	—	—
Shares redeemed	—	—
Net increase	152,781	199,061
Institutional Class:
Shares sold	—	2,778
Shares issued in reinvestment
of distributions	—	—
Shares redeemed	—	—
Net increase	—	2,778
Net increase in capital shares	152,781	201,839

(1)	Inception date of the Fund was September 19, 2016.

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

	Large-Cap Growth Fund		Select 20 Growth Fund
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	October 31, 2016	October 31, 2015	October 31, 2016	October 31, 2015
IS Class:
Shares sold	1,057,328	3,695,155	119,258	5,862
Shares issued in reinvestment
of distributions	2,992,140	1,463,971	2,190,914	2,720,234
Shares redeemed in-kind	(1,496,782)	—	—	—
Shares redeemed	(7,430,379)	(2,760,683)	(1,064,214)	(442,683)
Net increase (decrease)	(4,877,693)	2,398,443	1,245,958	2,283,413
Institutional Class(1):
Shares sold	3,541	—	—	—
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	3,541	—	—	—
Investor Class(2):
Shares sold	3,541	—	—	—
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	3,541	—	—	—
Net increase (decrease)
in capital shares	(4,870,611)	2,398,443	1,245,958	2,283,413

(1)	Inception date of the Institutional Class for the Large-Cap Growth Fund was September 19, 2016.
(2)	Inception date of the Investor Class for the Large-Cap Growth Fund was September 19, 2016.

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016
	SMID-Cap Growth Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2016	October 31, 2015
IS Class:
Shares sold	1,337,754	283,996
Shares issued in reinvestment
of distributions	363,572	566,349
Shares redeemed	(302,278)	(41,426)
Net increase	1,399,048	808,919
Institutional Class(1):
Shares sold	2,082,813	—
Shares issued in connection with acquisition (Note 1)	3,304,882	—
Shares issued in reinvestment
of distributions	—	—
Shares redeemed	(326,859)	—
Net increase	5,060,836	—
Investor Class(2):
Shares sold	2,803	—
Shares issued in reinvestment
of distributions	—	—
Shares redeemed	—	—
Net increase	2,803	—
Net increase in capital shares	6,462,687	808,919

(1)	Inception date of the Institutional Class for the SMID-Cap Growth Fund was September 16, 2016.
(2)	Inception date of the Investor Class for the SMID-Cap Growth Fund was September 19, 2016.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended October 31, 2016, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
All-Cap Growth Fund	$—	$—	$2,761,129	$43,862
Global Growth Fund	—	—	3,606,140	69,947
Large-Cap Growth Fund*	—	—	75,125,560	154,361,936
Select 20 Growth Fund	—	—	18,107,904	25,574,040
SMID-Cap Growth Fund	—	—	60,555,871	13,319,348

* Sales exclude securities redeemed in-kind of $20,669,125.

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2016, were as follows:

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

	Aggregate Gross	Aggregate Gross	Net Appreciation	Federal Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
All-Cap Growth Fund	$37,226	$(85,281)	$(48,055)	$3,773,695
Global Growth Fund	59,800	(113,077)	(53,277)	4,622,869
Large-Cap Growth Fund	31,317,063	(11,129,123)	20,187,940	171,637,991
Select 20 Growth Fund	22,573,000	(3,209,592)	19,363,408	60,684,616
SMID-Cap Growth Fund	17,799,732	(10,749,164)	7,050,568	152,011,393

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

At October 31, 2016, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long Term	Accumulated	Appreciation	Accumulated
Fund	Income	Capital Gains	Losses	(Depreciation)	Earnings (Losses)
All-Cap Growth Fund	$—	$—	$(516)	$(48,055)	$(48,571)
Global Growth Fund	—	—	(2,179)	(53,277)	(55,456)
Large-Cap Growth Fund	313,498	25,091,541	(207,819)	20,187,940	45,385,160
Select 20 Growth Fund	—	—	(868,572)	19,363,408	18,494,836
SMID-Cap Growth Fund	19,789	726,108	(916)	7,050,568	7,795,549

As of October 31, 2016, the Select 20 Growth Fund had a short-term capital loss carryover of $702,144, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended October 31, 2016, the All-Cap Growth Fund, Global Growth Fund and Select 20 Growth Fund deferred, on a tax basis, late year ordinary losses of $502, $2,197, and $166,248, respectively.

The tax character of distributions paid during the period ended October 31, 2016 were as follows:

Fund	Ordinary Income*	Long Term Capital Gains**	Total
All-Cap Growth Fund	$—	$—	$—
Global Growth Fund	—	—	—
Large-Cap Growth Fund	2,030,228	43,398,450	45,428,678
Select 20 Growth Fund	73,016	16,564,266	16,637,282
SMID-Cap Growth Fund	466,758	6,371,906	6,838,664

The tax character of distributions paid during the year ended October 31, 2015 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains	Total
Large-Cap Growth Fund	$1,786,278	$23,432,720	$25,218,998
Select 20 Growth Fund	2,167,483	22,989,914	25,157,397
SMID-Cap Growth Fund	3,001,781	7,143,013	10,144,794

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(C), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2016.

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

9. SECTOR RISKS

As of October 31, 2016, the All-Cap Growth Fund, Global Growth Fund, Large-Cap Growth Fund and Select 20 Growth Fund had a significant portion of their assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

As of October 31, 2016, the Large-Cap Growth Fund and Select 20 Growth Fund had a significant portion of their assets invested in the financial services sector. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2016, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
All-Cap Growth Fund	Christopher Bonavico	37.45%
	Van Harte Smith Family Revocable Trust	36.36%

Global Growth Fund	Christopher Bonavico	28.16%
	Van Harte Smith Family Revocable Trust	27.52%

Select 20 Growth Fund	The Oregon Community Foundation	46.87%

11. REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders of the Large-Cap Growth Equity Portfolio, Select 20 Portfolio, and Focus Smid-Cap Growth Equity Portfolio (“The Acquired Funds”), each a series of Delaware Pooled® Trust, took place on September 12, 2016, to approve a proposed Agreement of and Plan of Reorganization for the Acquired Funds, whereby the Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund (“the Acquiring Funds”), each a series of Managed Portfolio Series, would acquire all the assets and liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds which would be distributed pro rata by the Acquired Funds to its shareholders, in complete liquidation and termination of the Acquired Funds (the “Reorganization”).

All Acquired Funds’ shareholders of record at the close of business on June 20, 2016, were entitled to vote.  As of the record date, the Large-Cap Growth Equity Portfolio, Select 20 Portfolio, and Focus Smid-Cap Growth Equity Portfolio had 21,065,720, 11,747,614, and 3,316,673 shares outstanding respectively.

Of the 12,807,179 shares of the Large-Cap Growth Equity Portfolio present in person or by proxy at the meeting on September 12, 2016: 9,042,585, or 70.6% voted in favor of the Reorganization (representing 42.9% of total outstanding shares), 0, or 0.0%, voted against the Reorganization, and 3,764,594, or 29.4% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.

Of the 9,097,866 shares of the Select 20 Portfolio present in person or by proxy at the meeting on September 12, 2016: 9,041,030, or 99.4% voted in favor of the Reorganization (representing 77.0% of total outstanding shares), 58,836, or 0.6%, voted against the Reorganization, and 0, or 0.0% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.

Jackson Square Funds

Notes to the Financial Statements – Continued
October 31, 2016

Of the 2,081,051 shares of the Focus Smid-Cap Growth Equity Portfolio present in person or by proxy at the meeting on September 12, 2016: 2,081,051, or 100.0% voted in favor of the Reorganization (representing 62.7% of total outstanding shares), 0, or 0.0%, voted against the Reorganization, and 0, or 0.0% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

As a result of the reorganization of the Predecessor Funds into newly created series of the Trust on September 16, 2016, PricewaterhouseCoopers LLP resigned as independent registered public accounting firm for the Predecessor Funds, series of the Delaware Pooled® Trust on September 19, 2016.  The Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, selected Cohen & Company, Ltd. as independent registered public accounting firm for the Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund.

During the last five fiscal years ended October 31, 2015, and the subsequent interim period through September 16, 2016, there were no (1) disagreements with PricewaterhouseCoopers LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audited reports by PricewaterhouseCoopers LLP on the financial statements of the Predecessor Funds as of and for the fiscal years ended October 31, 2015, 2014, 2013, 2012, and 2011, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

13.  SUBSEQUENT EVENTS

On December 28, 2016, the following Funds paid ordinary income distributions in the amount as shown in the table.

	Ordinary Income	Ordinary Income
Fund	Dollar Amount	Per/Share Amount
All-Cap Growth Fund – IS Class	$ 1,261	$0.00693
Large-Cap Growth Fund – Investor Class	99	0.02796
Large-Cap Growth Fund – Institutional Class	132	0.03732
Large-Cap Growth Fund – IS Class	534,927	0.04108
SMID-Cap Growth Fund – Investor Class	99	0.01544
SMID-Cap Growth Fund – Institutional Class	128,571	0.02190
SMID-Cap Growth Fund – IS Class	110,594	0.02346

On December 28, 2016, the following Funds paid long-term capital gain distributions in the amount as shown in the table.

	Long-Term Capital	Long-Term Capital
Fund	Gain Dollar Amount	Gain Per/Share Amount
Large-Cap Growth Fund – Investor Class	$ 6,820	$1.92587
Large-Cap Growth Fund – Institutional Class	6,820	1.92587
Large-Cap Growth Fund – IS Class	25,078,001	1.92587
SMID-Cap Growth Fund – Investor Class	438	0.06855
SMID-Cap Growth Fund – Institutional Class	402,497	0.06855
SMID-Cap Growth Fund – IS Class	323,218	0.06855

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Jackson Square Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Jackson Square Funds and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Select 20 Growth Fund, and Jackson Square SMID-Cap Growth Fund (“Jackson Square Funds” or the “Funds”), each a series of Managed Portfolio Series, as of October 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Funds’ financial statements and financial highlights for the years ended prior to October 31, 2016, were audited by other auditors whose report dated December 18, 2015, expressed an unqualified opinion on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Jackson Square Funds as of October 31, 2016, the results of their operations, changes in their net assets, and their financial highlights for the year or period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2016

Jackson Square Funds

Additional Information (Unaudited)
October 31, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Jackson Square Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 16-17, 2016, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Jackson Square Partners, LLC (“JSP” or the “Adviser”) regarding the Jackson Square All-Cap Growth, the Jackson Square Global Growth Fund, the Jackson Square Large-Cap Growth Fund, the Jackson Square Select 20 Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Fund” and together, the “Funds”) (the “Investment Advisory Agreement”) for another annual term. The Investment Advisory Agreement, as it relates to the Funds, is for an initial two-year term.  The Funds are newly organized series of the Trust.

Prior to this meeting, the Trustees received and considered information from JSP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services to be provided by JSP with respect to the Funds; (2) the cost of the services to be provided and the profits to be realized by JSP from services rendered to the Trust with respect to the Funds; (3) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Funds grow, and whether the proposed advisory fee for the Funds reflects such economies of scale for each Fund’s benefit; and (5) other financial benefits to JSP resulting from services rendered to the Funds.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board in the Support Materials, the Board concluded that the overall arrangements between the Trust and JSP set forth in the Investment Advisory Agreement, as it relates to the Funds, are fair and reasonable in light of the services that JSP will perform, the investment advisory fees that the Funds will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that JSP will provide under the Investment Advisory Agreement with respect to the Funds, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions effected by JSP on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; (6) monitoring and maintaining each Fund’s compliance with its respective investment strategies and policies, and with applicable securities laws; and (7) providing certain shareholder and other services for the benefit of each Fund and its respective shareholders.  The Trustees noted

Jackson Square Funds

Additional Information (Unaudited) – Continued
October 31, 2016

that while JSP is a newly-registered investment adviser with the U.S. Securities & Exchange Commission (the “SEC”), and was founded in 2014, JSP’s portfolio managers who will be primarily responsible for the day-to-day management of the Funds’ portfolios have significant experience managing mutual funds and other accounts utilizing investment strategies similar to that of the Funds, and, in a sub-advisory capacity, were responsible for the portfolio management of funds in another fund family (“predecessor funds”) that may reorganize into the Trust and be advised by JSP as the investment adviser. The Trustees then considered the short-term and longer-term investment performance of these similarly managed mutual funds and other accounts managed by the same portfolio managers that JSP proposes to utilize in managing the Funds, and observed that these other portfolios generally outperformed their respective benchmarks over the relevant time periods.  The Trustees also noted the capitalization of JSP.  The Trustees concluded that they were satisfied with the nature, extent, and quality of services that JSP proposes to provide to the Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual advisory fee that each of the Funds will pay to JSP under the Investment Advisory Agreement, in the amount of: 0.55% of the Large-Cap Growth Fund’s average annual daily net assets, 0.65% of the All-Cap Growth Fund’s and Select 20 Growth Fund’s respective average annual daily net assets, 0.75% of the SMID-Cap Growth Fund’s average annual daily net assets, and 0.80% of the Global Growth Fund’s average annual daily net assets.  The Trustees also considered JSP’s profitability analysis (12 month pro-forma) for services that JSP will render to each of the Funds.  In that regard, the Trustees noted that JSP will subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Funds which exceed the Rule 12b-1 and shareholder servicing fees paid by each respective Fund.  The Trustees also took into account the management fees that JSP charges to separately managed accounts and other mutual funds it sub-advises that utilize similar investment strategies as that of the Funds. In doing so, the Trustees observed that the management fees JSP charges to separately managed accounts are generally consistent with or greater than the proposed advisory fee for the similarly managed Fund, depending on asset levels. The Trustees noted, however, that compared to the separately managed accounts, JSP will have additional responsibilities with respect to the Funds, including more frequent trading and cash management stemming from the Funds’ daily subscriptions and redemptions, additional legal and compliance obligations, and the preparation of Board and shareholder materials, which would support a higher fee. Regarding other mutual funds that JSP sub-advises, the Trustees observed that the management fees JSP charges to these funds is lower than the proposed advisory fee for the similarly managed Fund, but the Trustees noted that JSP will have significant additional responsibilities as the primary and sole investment manager of the Funds, which would support a higher fee. The Trustees also considered that JSP had contractually agreed, for a period of at least two years from the effective date of the Funds’ prospectus, to reduce its advisory fees and reimburse the Funds for their operating expenses to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or other extraordinary expenses) do not exceed the amount of: 0.90% of the average daily net assets of the All-Cap Growth Fund, 1.05% of the average daily net assets of the Global Growth Fund, 0.87% of the respective average daily net assets of the Select 20 Growth Fund and SMID-Cap Growth Fund, and 0.64% of the average daily net assets of the Large-Cap Growth Fund. The Trustees concluded that JSP’s service relationship with the Funds is projected to provide JSP with a reasonable profit, contingent upon each of the respective Funds gathering a sufficient level of assets.

Jackson Square Funds

Additional Information (Unaudited) – Continued
October 31, 2016

Comparative Fee and Expense Data.  The Trustees considered an analysis that the Trust’s administrator had prepared comparing the contractual expenses that each of the Funds will bear and those of funds in the corresponding Morningstar benchmark category.  In analyzing this information, the Trustees noted the following:

•
The All-Cap Growth Fund’s proposed advisory fee of 0.65% was lower than the average and median advisory fee reported for the benchmark category of U.S. open-end large growth funds.  The Trustees also noted that the projected total expenses for the All-Cap Growth Fund’s Investor Class was higher than, and the Institutional and IS Classes were lower than, the average and median total expenses (after fee waivers and expense reimbursements) reported for the benchmark category.  The Trustees further took into account that the average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the All-Cap Growth Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s proposed advisory fee is reasonable.

•
The Global Growth Fund’s proposed advisory fee of 0.80% was lower than the average and equal to the median advisory fee reported for the benchmark category of U.S. open-end world stock funds.  The Trustees also noted that the projected total expenses for the Global Growth Fund’s Investor Class was higher than, and the Institutional and IS Classes were lower than, the average and median total expenses (after fee waivers and expense reimbursements) reported for the benchmark category. The Trustees further took into account that the average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the Global Growth Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s proposed advisory fee is reasonable.

•
The Select 20 Growth Fund’s proposed advisory fee of 0.65% was lower than the average and median advisory fee reported for the benchmark category of U.S. open-end large growth funds.  The Trustees also noted that the projected total expenses for the Select 20 Growth Fund’s Investor Class was higher than, and the Institutional and IS Classes were lower than, the average and median total expenses (after fee waivers and expense reimbursements) reported for the benchmark category.  The Trustees further took into account that the average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the Select 20 Growth Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s proposed advisory fee is reasonable.

•
The SMID-Cap Growth Fund’s proposed advisory fee of 0.75% was lower than the average and median advisory fee reported for the benchmark category of U.S. open-end mid-cap growth funds.  The Trustees also noted that the projected total expenses for the SMID-Cap Growth Fund’s Investor Class was higher than, and the Institutional and IS Classes were lower than, the average and median total expenses (after fee waivers and expense reimbursements) reported for the benchmark category.  The Trustees further took into account that the average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the SMID-Cap Growth Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s proposed advisory fee is reasonable.

Jackson Square Funds

Additional Information (Unaudited) – Continued
October 31, 2016

•
The Large-Cap Growth Fund’s proposed advisory fee of 0.55% was lower than the average and median advisory fee reported for the benchmark category of U.S. open-end large growth funds.  The Trustees also noted that the projected total expenses for the Large-Cap Growth Fund’s Investor Class was higher than, and the Institutional and IS Classes were lower than, the average and median total expenses (after fee waivers and expense reimbursements) reported for the benchmark category.  The Trustees further took into account that the average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the Large-Cap Growth Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s proposed advisory fee is reasonable.

Economies of Scale.  The Trustees then considered whether the Funds would benefit from any economies of scale, noting that the proposed investment advisory fees for the Funds did not contain breakpoints. The Trustees took into account that the Funds are newly organized and that, given projected asset levels, an increase in assets would most likely not lead to a correspondingly proportionate decrease in the level of advisory services that JSP would need to provide to each of the Funds for the foreseeable future. The Trustees noted that certain of the investment strategies utilized by JSP to manage the Funds have capacity constraints, and further noted that these strategies and Funds may need to be closed to additional investments if asset levels sufficiently increase. However, the Trustees also took into account that JSP had agreed to consider advisory fee breakpoints in the future. The Trustees concluded that it is not necessary to consider the implementation of advisory fee breakpoints at this time, but committed to revisiting this issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees considered the extent to which JSP expects to utilize soft dollar arrangements, and noted that affiliated brokers will not be used to execute the Funds’ portfolio transactions.  While the Trustees noted that Rule 12b-1 and shareholder servicing fees may be paid to JSP as compensation and reimbursement for distribution and shareholder services performed on behalf of the Funds, the Trustees also observed the distribution and shareholder servicing expenses that JSP is likely to incur will meet or exceed any Rule 12b-1 and shareholder servicing payments from the Funds.  The Trustees also considered the indirect ancillary benefits that JSP could potentially realize as a result of its service relationship with the Funds, and noted that they are generally subjective and not quantifiable.  The Trustees concluded that JSP will not receive any other material financial benefits from services rendered to the Funds.

Jackson Square Funds

Additional Information (Unaudited) – Continued
October 31, 2016

TRUSTEES AND OFFICERS

		Term of	Number of		Other
		Office and	Portfolios		Directorships
	Position(s)	Length of	in Trust		Held by
Name, Address and	Held with	Time	Overseen	Principal Occupation(s)	Trustee During
Year of Birth	the Trust	Served	by Trustee	During the Past Five Years	the Past Five Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	36	Retired, Chief Financial Officer,	Independent Trustee,
615 E. Michigan St.	Independent	Term; Since		Robert W. Baird & Co. Incorporated	ETF Series Solutions
Milwaukee, WI 53202	Trustee	April 2011		(2000-2011).	(15 Portfolios)
Year of Birth: 1946	and Audit				(2012-Present);
	Committee				Director, Anchor
	Chairman				Bancorp Wisconsin,
Inc. (2011-2013)

David A. Massart	Trustee	Indefinite	36	Co-Founder and Chief Investment	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Strategist, Next Generation Wealth	ETF Series Solutions
Milwaukee, WI 53202	Valuation	April 2011		Management, Inc. (2005-Present).	(15 Portfolios)
Year of Birth: 1967	Committee				(2012-Present)
Chairman

David M. Swanson	Trustee	Indefinite	36	Founder and Managing Principal,	Independent Trustee,
615 E. Michigan St.		Term; Since		SwanDog Strategic Marketing,	ALPS Variable
Milwaukee, WI 53202		April 2011		LLC (2006-Present); Executive Vice	Investment Trust
Year of Birth: 1957				President, Calamos Investments	(9 Portfolios)
				(2004-2006).	(2006-Present);
Independent Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)
Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	36	Executive Vice President, U.S. Bancorp	None
615 E. Michigan St.	and Trustee	Term; Since		Fund Services, LLC (1994-Present).
Milwaukee, WI 53202		January 2011
Year of Birth: 1958

Officers

James R. Arnold	President and	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Principal	Term; Since		Fund Services, LLC (2002-Present).
Milwaukee, WI 53202	Executive	January 2011
Year of Birth: 1957	Officer

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Chief	Term; Since		Fund Services, LLC (2004-Present).
Milwaukee, WI 53202	Compliance	April 2013
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Jackson Square Funds

Additional Information (Unaudited) – Continued
October 31, 2016

		Term of	Number of		Other
		Office and	Portfolios		Directorships
	Position(s)	Length of	in Trust		Held by
Name, Address and	Held with	Time	Overseen	Principal Occupation(s)	Trustee During
Year of Birth	the Trust	Served	by Trustee	During the Past Five Years	the Past Five Years

Brian R. Wiedmeyer	Treasurer and	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Principal	Term; Since		Services, LLC (2005-Present).
Milwaukee, WI 53202	Financial	January 2011
Year of Birth: 1973	Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	N/A	Senior Vice President and Counsel,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		August 2015		(2006-Present).
Year of Birth: 1965

Thomas A. Bausch, Esq.	Assistant	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Secretary	Term; Since		Fund Services, LLC (2016-Present);
Milwaukee, WI 53202		May 2016		Associate, Godfrey & Kahn S.C.
Year of Birth: 1979				(2012-2016); Graduate, University
of Wisconsin Law School (2009-2012).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC (2005-Present).
Milwaukee, WI 53202		September 2012
Year of Birth: 1973

Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC (2008-Present).
Milwaukee, WI 53202		May 2016
Year of Birth: 1981

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC (2002-Present).
Milwaukee, WI 53202		May 2016
Year of Birth: 1970

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Jackson Square Funds

Additional Information (Unaudited) – Continued
October 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
All-Cap Growth Fund	0.00%
Global Growth Fund	0.00%
Large-Cap Growth Fund	100.00%
Select 20 Growth Fund	100.00%
SMID-Cap Growth Fund	96.41%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2016 was as follows:

Fund
All-Cap Growth Fund	0.00%
Global Growth Fund	0.00%
Large-Cap Growth Fund	100.00%
Select 20 Growth Fund	100.00%
SMID-Cap Growth Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund
All-Cap Growth Fund	0.00%
Global Growth Fund	0.00%
Large-Cap Growth Fund	0.00%
Select 20 Growth Fund	0.00%
SMID-Cap Growth Fund	71.45%

Jackson Square Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Investment Adviser
Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, California 94111

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, Wisconsin  53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal year ended October 31, 2016, the Funds’ principal accountant was Cohen & Company. For the fiscal year ended October 31, 2015, the Funds’ principal accountant was PricewaterhouseCoopers LLP. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2016	FYE 10/31/2015
Audit Fees	$65,500	$82,530
Audit-Related Fees	$0	$0
Tax Fees	$15,000	$15,473
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

FYE 10/31/2016
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2016
Registrant	0%
Registrant’s Investment Adviser	0%

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    January 5, 2017

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    January 5, 2017

* Print the name and title of each signing officer under his or her signature.